FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403





March 26, 2007

VIA EDGAR (CIK 0000876441)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  Franklin Templeton International Trust
              File No.: 811-06336

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Templeton International Trust ("Trust"). This registration statement is being filed to register shares of Templeton Global Long-Short Fund ("Templeton Fund"), a series of the Trust, that will be issued to shareholders of Franklin U.S. Long-Short Fund ("U.S. Fund"), a series of Franklin Strategic Series, in connection with a transfer of substantially all of the assets of the U.S. Fund pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the U.S. Fund, at a special shareholders' meeting currently scheduled to be held on June 21, 2007.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) Prospectus for Templeton Fund dated March 1, 2007; (2) Annual Report for Templeton Fund for the fiscal year ended October 31, 2006; (3) Statement of Additional Information for Templeton Fund dated March 1, 2007; (4) Annual Report for U.S. Fund for the fiscal year ended April 30, 2006; and (5) Semi-Annual Report for U.S. Fund for the period ended October 31, 2006.

The Trust has registered an indefinite number of shares pursuant to Rule 24f-2 Under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to me at
(650) 312-2018 or, in my absence, to Kristin Ives, Esquire at
(215) 564-8037.


Very truly yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST



/s/ Steven J. Gray
Assistant Secretary


Attachments

cc: Kristin H. Ives, Esq.